Secured Credit Agreement	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Secured Credit Agreement
Secured Credit Agreement
On June 30, 2009, the Company entered into a Secured Credit Agreement (the “Credit Agreement”) with Wells Fargo Capital Finance (“WFCF”), which includes a revolving line of credit (the “Revolver”). The Revolver was amended during 2012 and 2013 for changes in financial covenants, maximum availability, maturity date and interest rate. The following is a summary of the significant terms of the Revolver as of December 31, 2013:

Maturity	December 31, 2016
Interest/Usage Rate
Company’s option of Base Rate(a) plus a Base Rate Margin (ranges from 0.50%–1.00% based on Revolver availability) or LIBOR plus a LIBOR Rate Margin (ranges from 1.50%–2.00% based on Revolver availability)

Maximum Availability	Lesser of $150,000 or the borrowing base(b)
Periodic Principal Payments	None

(a)	Base Rate is the higher of (i) the Federal Funds Rate plus 0.5% or (ii) the prime rate.

(b)
The Revolver’s borrowing base is calculated as the sum of (i) 85% of the Company’s eligible accounts receivable plus (ii) the lesser of 90% of the eligible credit card receivables and $5,000, plus (iii) the lesser of $125,000, 65% of the eligible inventory or 85% of the net liquidation value of eligible inventory as defined in the Credit Agreement minus (iv) reserves from time to time set by the administrative agent. The eligible accounts receivable and inventories are further adjusted as specified in the Credit Agreement. The Company’s borrowing base can also be increased pursuant to certain terms outlined in the Credit Agreement.

The Credit Agreement provides that the Company can use the Revolver availability to issue letters of credit. The fees on any outstanding letters of credit issued under the Revolver include a participation fee equal to the LIBOR Rate Margin. The fee on the unused portion of the Revolver is 0.375% if the average daily usage is $75,000 or below, and 0.25% if the average daily usage is above $75,000. The Revolver includes a financial covenant that requires the Company to maintain a minimum Fixed Charge Coverage Ratio of 1.00:1.00 as defined by the Credit Agreement. The Fixed Charge Coverage Ratio requirement is only applicable if the sum of (i) availability under the Revolver and (ii) qualified cash ("Adjusted Liquidity") is less than $15,000, and remains in effect until the date on which Adjusted Liquidity has been greater than or equal to $15,000 for a period of 30 consecutive days. The Company has incurred operating losses for the years ended December 31, 2012 and 2011 and has used cash for operating activities for the years ended December 31, 2013, 2012 and 2011. While there can be no assurances, based upon the Company’s forecast, the Company does not expect the financial covenants to become applicable during the year ended December 31, 2014.
The Company had outstanding borrowings of $59,072 and $72,218 with net availability of $71,002 and $31,344 as of December 31, 2013 and 2012, respectively. The interest rate on outstanding LIBOR Rate borrowings of $52,000 was 1.9% and the interest rate on outstanding Base Rate borrowings of $7,072 was 4.00% as of December 31, 2013. The interest rate on outstanding LIBOR Rate borrowings of $65,000 ranged from 3.1%-3.3% and the interest rate on outstanding Base Rate borrowings of $7,218 was 5.0% as of December 31, 2012. The Company had $8,900 and $7,550 in letters of credit outstanding under the Credit Agreement as of December 31, 2013 and 2012, respectively. The Revolver is collateralized by substantially all assets of the Company. The carrying value of the Revolver at December 31, 2013 and December 31, 2012 approximates fair value as the Revolver contains a variable interest rate. As such, the fair value of the Revolver was classified as a Level 2 measurement in accordance with ASC 820.
The Revolver is classified as a long-term liability as of December 31, 2013 as the Company is no longer required to maintain a lockbox sweep arrangement with WFCF, due to net availability exceeding a minimum threshold defined in the Credit Agreement.
The Company entered into Amendment Eleven to the Credit Agreement on February 18, 2014. See Note 22 for the significant provisions included in the amendment.